Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021
Transfer fees
Additional fees payable, first team squad	£ 100,607,000	£ 82,663,000
Additional fees payable, other	11,765,000	9,330,000
Additional fees payable	112,372,000	91,993,000
Probable effect of contingent assets	0	75,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	58,462,000	39,792,000
Additional fees payable, other	10,609,000	9,285,000
Additional fees payable	69,071,000	49,077,000
International appearances
Transfer fees
Additional fees payable, first team squad	10,158,000	11,182,000
Additional fees payable, other	1,156,000	45,000
Additional fees payable	11,314,000	11,227,000
Awards
Transfer fees
Additional fees payable, first team squad	31,987,000	31,689,000
Additional fees payable	£ 31,987,000	£ 31,689,000